Acquisitions	12 Months Ended
Dec. 31, 2017
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Acquisitions

28. Acquisitions

The Group accounts for acquisitions in accordance with IFRS 3 Business Combinations. IFRS 3 requires the acquiree’s identifiable assets, liabilities and contingent liabilities (other than non-current assets or disposal groups held for sale) to be recognised at fair value at acquisition date. In assessing fair value at acquisition date, management make their best estimate of the likely outcome where the fair value of an asset or liability may be contingent on a future event. In certain instances, the underlying transaction giving rise to an estimate may not be resolved until some years after the acquisition date. IFRS 3 requires the release to profit of any acquisition reserves which subsequently become excess in the same way as any excess costs over those provided at acquisition date are charged to profit. At each period end management assess provisions and other balances established in respect of acquisitions for their continued probability of occurrence and amend the relevant value accordingly through the consolidated income statement or as an adjustment to goodwill as appropriate under IFRS 3.

Acquisitions in 2017

The Group acquired a number of subsidiaries in the year. The following table sets out the book values of the identifiable assets and liabilities acquired and their fair value to the Group. The fair value adjustments for certain acquisitions have been determined provisionally at the balance sheet date.

	Book value at acquisition £m	Fair value adjustments £m	Fair value to Group £m
Intangible assets	0.8	79.0	79.8
Property, plant and equipment	5.5	–	5.5
Cash	28.9	–	28.9
Trade receivables due within one year	74.4	–	74.4
Other current assets	20.1	–	20.1
Total assets	129.7	79.0	208.7
Current liabilities	(76.0)	–	(76.0)
Trade and other payables due after one year	(10.2)	(20.5)	(30.7)
Deferred tax liabilities	–	(16.8)	(16.8)
Provisions	(0.1)	(4.8)	(4.9)
Total liabilities	(86.3)	(42.1)	(128.4)
Net assets	43.4	36.9	80.3
Non-controlling interests			(13.9)
Fair value of equity stake in associate undertakings before acquisition of controlling interest			(5.7)
Goodwill			314.3
Consideration			375.0
Consideration satisfied by:
Cash			213.7
Payments due to vendors			161.3

Goodwill arising from acquisitions represents the value of synergies with our existing portfolio of businesses and skilled staff to deliver services to our clients. Goodwill that is expected to be deductible for tax purposes is £63.9 million.

Non-controlling interests in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets.

The contribution to revenue and operating profit of acquisitions completed in the year was not material. There were no material acquisitions completed between 31 December 2017 and the date the financial statements have been authorised for issue.

Acquisitions in 2016

The Group acquired a number of subsidiaries in the year. The following table sets out the book values of the identifiable assets and liabilities acquired and their fair value to the Group. The fair value adjustments for certain acquisitions have been determined provisionally at the balance sheet date.

	Book value at acquisition £m	Fair value adjustments £m	Fair value to Group £m
Intangible assets	10.5	319.1	329.6
Property, plant and equipment	20.6	–	20.6
Cash	57.1	–	57.1
Trade receivables due within one year	249.5	–	249.5
Other current assets	78.0	–	78.0
Total assets	415.7	319.1	734.8
Current liabilities	(299.4)	(2.8)	(302.2)
Trade and other payables due after one year	(40.4)	(59.5)	(99.9)
Deferred tax liabilities	–	(96.1)	(96.1)
Provisions	(0.1)	(11.5)	(11.6)
Bank loans	(144.4)	–	(144.4)
Total liabilities	(484.3)	(169.9)	(654.2)
Net assets	(68.6)	149.2	80.6
Non-controlling interests			(15.0)
Fair value of equity stake in associate undertakings before acquisition of controlling interest			(98.5)
Goodwill			799.3
Consideration			766.4
Consideration satisfied by:
Cash			423.3
Payments due to vendors			343.1

Goodwill arising from acquisitions represents the value of synergies with our existing portfolio of businesses and skilled staff to deliver services to our clients. Goodwill that is expected to be deductible for tax purposes is £54.8 million.

Non-controlling interests in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets.

The contribution to revenue and operating profit of acquisitions completed in the year was not material.

Acquisitions in 2015

The Group acquired a number of subsidiaries in the year. The following table sets out the book values of the identifiable assets and liabilities acquired and their fair value to the Group. The fair value adjustments for certain acquisitions have been determined provisionally at the balance sheet date.

	Book value at acquisition £m	Fair value adjustments £m	Fair value to Group £m
Intangible assets	2.4	230.7	233.1
Property, plant and equipment	21.1	–	21.1
Cash	57.7	–	57.7
Trade receivables due within one year	115.4	–	115.4
Other current assets	75.1	–	75.1
Total assets	271.7	230.7	502.4
Current liabilities	(207.9)	–	(207.9)
Trade and other payables due after one year	(16.8)	(49.5)	(66.3)
Deferred tax liabilities	–	(70.3)	(70.3)
Provisions	(3.3)	(7.7)	(11.0)
Total liabilities	(228.0)	(127.5)	(355.5)
Net assets	43.7	103.2	146.9
Non-controlling interests			(47.2)
Fair value of equity stake in associate undertakings before acquisition of controlling interest			(208.6)
Goodwill			778.9
Consideration			670.0
Consideration satisfied by:
Cash			411.6
Payments due to vendors			258.4

Goodwill arising from acquisitions represents the value of synergies with our existing portfolio of businesses and skilled staff to deliver services to our clients. Goodwill that is expected to be deductible for tax purposes is £27.8 million.

Non-controlling interests in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets.

The contribution to revenue and operating profit of acquisitions completed in the year was not material.